Operating Leases	12 Months Ended
Dec. 31, 2021
Operating Lease [Abstract]
OPERATING LEASES

NOTE 14 — OPERATING LEASES

Kyle’s

On September 1, 2020, Kyle’s entered into an industrial lease agreement with the Kyle’s Sellers, who are officers of Kyle’s and principal shareholders of the Company. The lease is for a term of five years, with an option for a renewal term of five years, and provides for a base rent of $7,000 per month for the first 12 months, which will increase to $7,210 for months 13-16 and to $7,426 for months 37-60. In addition, Kyle’s is responsible for all taxes, insurance and certain operating costs during the lease term. The lease agreement contains customary events of default, representations, warranties and covenants.

On June 9, 2021, Kyle’s entered into an additional industrial lease agreement with a third party. The lease commenced on January 1, 2022 and is for a term of 62 months, with an option for a renewal term of five years, and provides for a base rent of $3,336 for months 3-4 (with no payments for the first two months), with gradual increases to $7,508 for final year. In addition, Kyle’s is responsible for its proportionate share of all taxes, insurance and certain operating costs during the lease term. The lease agreement contains customary events of default, representations, warranties and covenants. The lease increased the operating lease right to use asset and corresponding operating lease liability by $361,158.

Supplemental balance sheet information related to these leases is as follows:

December 31, 2021
Operating lease right-of-use lease asset	$735,074
Accumulated amortization	(85,777)
Net balance	$649,297
Lease liability, current portion	113,105
Lease liability, long term	539,234
Total operating lease liabilities	$652,339
Weighted Average Remaining Lease Term – operating leases	54 months
Weighted Average Discount Rate – operating leases	5.5%

Future minimum lease payments under these operating lease as of December 31, 2021 were as follows:

2022	$146,559
2023	169,839
2024	174,043
2025	146,885
2026	90,099
Thereafter	15,017
Total lease payments	742,442
Less imputed interest	(90,103)
Maturities of lease liabilities	$652,339

High Mountain

On December 1, 2017, High Mountain entered into a lease agreement with a third party. The lease commenced on January 1, 2018 and was for a period of 48 months, expiring on December 31, 2021. High Mountain is continuing to pay on a month-to-month basis until the new facility described below is ready. The base rent is $12,767 per month. In addition, High Mountain is responsible for its proportionate share of all taxes, insurance and certain operating costs. The lease agreement contains customary events of default, representations, warranties and covenants.

On October 29, 2021, High Mountain entered into a new lease agreement with a third party. The term of the lease will commence upon the completion of work, which is expected in March or April 2022, and is for a period of 61 months. The base rent is $29,400 for months 2-13 (with no payments for the first month), with gradual increases to $34,394 for months 50-61. In addition, High Mountain is responsible for its proportionate share of all taxes, insurance and certain operating costs during the lease term. The lease agreement contains customary events of default, representations, warranties and covenants.

Supplemental balance sheet information related to these leases is as follows:

December 31, 2021
Operating lease right-of-use lease asset	$2,055,995
Accumulated amortization	(337,812)
Net balance	$1,718,183

Lease liability, current portion	258,843
Lease liability, long term	1,459,339
Total operating lease liabilities	$1,718,182

Weighted Average Remaining Lease Term – operating leases	61 Months

Weighted Average Discount Rate – operating leases	4.0%

Future minimum lease payments under these operating lease as of December 31, 2021 were as follows:

2022	$294,000
2023	364,560
2024	379,142
2025	394,308
2026	410,082
Thereafter	68,788
Total lease payments	1,910,880
Less imputed interest	(192,697)
Maturities of lease liabilities	$1,718,183

Innovative Cabinets

On January 20, 2020, Innovative Cabinets entered into a lease agreement with the third party. The term of the lease commenced on April 1, 2020 and is for a period of 36 months. The base rent is $2,936 for the first year, with gradual increases to $3,140 for the final year. In addition, Innovative Cabinets is responsible for its proportionate share of all taxes, insurance and certain operating costs during the lease term. The lease agreement contains customary events of default, representations, warranties and covenants.

On December 7, 2020, Innovative Cabinets entered into a lease agreement with the third party. The term of the lease commenced on January 1, 2021 and is for a period of 61 months. The base rent is $15,600 for 2021, with gradual increases to $18,085 for 2026. In addition, Innovative Cabinets is responsible for its proportionate share of all taxes, insurance and certain operating costs during the lease term. The lease agreement contains customary events of default, representations, warranties and covenants.

Supplemental balance sheet information related to these leases is as follows:

December 31, 2021
Operating lease right-of-use lease asset	$1,232,993
Accumulated amortization	(454,609)
Net balance	$778,384
Lease liability, current portion	218,873
Lease liability, long term	584,833
Total operating lease liabilities	$803,706
Weighted Average Remaining Lease Term – operating leases	42 Months
Weighted Average Discount Rate – operating leases	4.02%

Future minimum lease payments under these operating lease as of December 31, 2021 were as follows:

2022	$230,191
2023	208,020
2024	204,558
2025	210,695
2026	18,085
Total lease payments	871,549
Less imputed interest	(67,843)
Maturities of lease liabilities	$803,706

Wolo

On October 4, 1978, Wolo Mfg entered into a lease agreement with PKL Realty LLC (formerly P.K.L. Realty Corp). This lease agreement has been amended numerous times. Pursuant to the latest amendment entered into in July 2020, the lease expires on July 31, 2022 and provides for rent of $6,897 from August 8, 2021 to July 31, 2022. The lease agreement contains customary events of default representations, warranties and covenants.

Supplemental balance sheet information related to this lease is as follows:

December 31, 2021
Operating lease right-of-use lease asset	$153,663
Accumulated amortization	(106,924)
Net balance	$46,739
Lease liability, current portion	47,328
Lease liability, long term	—
Total operating lease liabilities	$47,328
Weighted Average Remaining Lease Term – operating leases	7 months
Weighted Average Discount Rate – operating leases	6.0%

Future minimum lease payments under this operating lease as of December 31, 2021 were as follows:

2022	$48,279
Total lease payments	48,279
Less imputed interest	(951)
Maturities of lease liabilities	$47,328

Asien’s

Asien’s has an office and showroom space that has been leased on a month-by-month basis for $11,665 per month.

Supplemental cash flows information related to leases was as follows:

	December 31, 2021	December 31, 2020
Cash paid for amounts included in the measurement of lease liability:
Operating cash flows from operating lease	$985,122	$21,000
Right-of-use asset obtained in exchange for lease obligation:
Operating lease	$3,040,854	$373,916